Shareholder Report	12 Months Ended	15 Months Ended	16 Months Ended	53 Months Ended	86 Months Ended		87 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Series International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Index Fund
Class Name	Fidelity® Series International Index Fund
Trading Symbol	FHLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Index Fund	$ 2	0.01%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 22% and contributed most to the fund's performance for the fiscal year, followed by Japan (+25%).
•By sector, financials gained 41% and contributed most. Industrials, which gained 32%, also helped, benefiting from the capital goods industry (+41%), as did information technology, which advanced 28%. The consumer discretionary sector rose 16%, while communication services gained about 32% and utilities advanced approximately 30%. Other contributors included the consumer staples (+10%), energy (+18%), materials (+6%) and real estate (+13%) sectors.
•In contrast, from a sector standpoint, health care returned roughly -2% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-4%).
•Turning to individual stocks, the top contributor was ASML Holding (+58%), from the semiconductors & semiconductor equipment category. In telecommunication services, SoftBank gained 182% and lifted the fund. HSBC Holdings (+61%) and Banco Santander (+113%), within the banks group, boosted the fund. Lastly, Sony (+65%), from the consumer durables & apparel industry, also boosted the fund.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences category. Within the same group, CSL (-37%) hurt the fund's performance. Recruit Holdings (-20%), from the commercial & professional services category, hurt. Keyence, within the technology hardware & equipment category, returned about -18% and hurt the fund. Lastly, Diageo (-23%), from the food, beverage & tobacco industry, also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through October 31, 2025. Initial investment of $10,000. Fidelity® Series International Index Fund $10,000 $9,430 $10,473 $9,790 $13,133 $10,105 $11,651 $14,254 MSCI EAFE Index $10,000 $9,457 $10,526 $9,822 $13,205 $10,189 $11,682 $14,397 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series International Index Fund 23.59% 12.47% 8.17% MSCI EAFE Index 23.38% 12.58% 8.29% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 692,682,485	$ 692,682,485	$ 692,682,485	$ 692,682,485	$ 692,682,485	$ 692,682,485	$ 692,682,485
Holdings Count | shares	698	698	698	698	698	698	698
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$692,682,485
Number of Holdings	698
Total Advisory Fee	$0
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.0 Industrials 19.3 Health Care 10.6 Consumer Discretionary 10.0 Information Technology 8.8 Consumer Staples 7.4 Materials 5.3 Communication Services 4.6 Utilities 3.4 Energy 2.9 Real Estate 1.6 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 22.4 United States 11.7 United Kingdom 11.1 Germany 9.3 France 9.1 Australia 6.8 Switzerland 4.8 Netherlands 4.4 Spain 3.4 Others 17.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.4 United States - 11.7 United Kingdom - 11.1 Germany - 9.3 France - 9.1 Australia - 6.8 Switzerland - 4.8 Netherlands - 4.4 Spain - 3.4 Others - 17.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.1 SAP SE 1.4 Astrazeneca PLC 1.3 Nestle SA 1.2 HSBC Holdings PLC 1.2 Novartis AG 1.2 Siemens AG 1.2 Roche Holding AG 1.1 Shell PLC 1.1 Toyota Motor Corp 1.1 12.9
Fidelity SAI Japan Stock Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Japan Stock Index Fund
Class Name	Fidelity® SAI Japan Stock Index Fund
Trading Symbol	FSJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Japan Stock Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Japan Stock Index Fund	$ 14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•By sector, industrials gained 28% and contributed most, driven by the capital goods industry (+39%). Financials stocks also helped (+31%), benefiting from the banks industry (+43%). Communication services rose about 60%, information technology gained roughly 31%, and consumer discretionary advanced approximately 24%. Other contributors included the real estate (+23%), consumer staples (+8%), energy (+30%) and utilities (+20%) sectors.
•In contrast, from a sector standpoint, health care returned -7% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-9%). Materials (-2%) also hurt.
•Turning to individual stocks, the top contributor was SoftBank (+180%), from the telecommunication services industry. In consumer durables & apparel, Sony (+65%) lifted the fund. Advantest (+148%), from the semiconductors & semiconductor equipment industry, boosted the fund. Mitsubishi UFJ Financial (+45%), a stock in the banks industry, helped. Lastly, in capital goods, Mitsubishi Heavy Industries (+110%) also boosted the fund.
•Conversely, the biggest detractor was Recruit Holdings (-20%), from the commercial & professional services category. Keyence (-18%), a stock in the technology hardware & equipment category, hurt the fund. In pharmaceuticals, biotechnology & life sciences, Daiichi Sankyo returned -26% and hindered the fund. Shin-Etsu Chemical (-19%), from the materials sector, detracted. Lastly, NIDEC (-39%), from the capital goods category, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 27, 2021 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI Japan Stock Index Fund $10,000 $10,180 $7,653 $9,044 $10,774 MSCI Japan Index $10,000 $10,174 $7,675 $8,975 $10,992 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Japan Stock Index Fund 27.12% 7.35% MSCI Japan Index 25.34% 7.50% A From May 27, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				May 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 667,882,970	$ 667,882,970	$ 667,882,970	$ 667,882,970	$ 667,882,970	$ 667,882,970	$ 667,882,970
Holdings Count | shares	184	184	184	184	184	184	184
Advisory Fees Paid, Amount	$ 695,647
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$667,882,970
Number of Holdings	184
Total Advisory Fee	$695,647
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Consumer Discretionary 17.1 Financials 15.4 Information Technology 14.4 Communication Services 9.4 Health Care 6.2 Consumer Staples 4.8 Materials 3.1 Real Estate 2.2 Utilities 1.0 Energy 0.8 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 Japan 98.9 United States 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 98.9 United States - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Toyota Motor Corp 4.3 Mitsubishi UFJ Financial Group Inc 3.9 Sony Group Corp 3.8 SoftBank Group Corp 3.7 Hitachi Ltd 3.5 Advantest Corp 2.5 Sumitomo Mitsui Financial Group Inc 2.2 Tokyo Electron Ltd 2.2 Mitsubishi Heavy Industries Ltd 2.1 Nintendo Co Ltd 2.1 30.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI International Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Small Cap Index Fund
Class Name	Fidelity® SAI International Small Cap Index Fund
Trading Symbol	FSISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Small Cap Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Small Cap Index Fund	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Japan gained about 24% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+24%).
•By sector, industrials gained about 27% and contributed most, driven by the capital goods industry (+33%). Financials, which gained 46%, also helped, as did materials, which advanced 34%. The information technology sector rose roughly 25%, while consumer discretionary gained about 17% and real estate advanced approximately 18%. Other contributors included the communication services (+22%), utilities (+32%), energy (+21%), health care (+4%) and consumer staples (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Ibiden (+210%), from the technology hardware & equipment category. In consumer discretionary distribution & retail, Ryohin Keikaku (+180%) boosted the fund. IHI (+80%) and Ebara (+77%), from the capital goods industry, boosted the fund. Lastly, Phoenix Financial (+224%), from the insurance group, also boosted the fund.
•Conversely, the biggest detractor was B&M European Value Retail (-49%), from the consumer discretionary distribution & retail group. In pharmaceuticals, biotechnology & life sciences, Gerresheimer returned -62% and hurt the fund's performance. In food, beverage & tobacco, Tate & Lyle (-46%) hurt the fund. In commercial & professional services, Arcadis returned -30% and hurt the fund. Lastly, IDP Education, within the consumer services group, returned -59% and also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 27, 2021 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI International Small Cap Index Fund $10,000 $10,120 $7,053 $7,571 $9,248 MSCI EAFE Small Cap Index $10,000 $10,153 $7,091 $7,564 $9,319 MSCI EAFE Index $10,000 $10,131 $7,817 $8,962 $11,045 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI International Small Cap Index Fund 25.05% 3.33% MSCI EAFE Small Cap Index 24.78% 3.46% MSCI EAFE Index 23.38% 7.23% A From May 27, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				May 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 941,595,481	$ 941,595,481	$ 941,595,481	$ 941,595,481	$ 941,595,481	$ 941,595,481	$ 941,595,481
Holdings Count | shares	2,030	2,030	2,030	2,030	2,030	2,030	2,030
Advisory Fees Paid, Amount	$ 839,089
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$941,595,481
Number of Holdings	2,030
Total Advisory Fee	$839,089
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Financials 12.6 Consumer Discretionary 12.1 Real Estate 11.3 Materials 10.3 Information Technology 9.6 Health Care 5.3 Consumer Staples 5.2 Communication Services 4.1 Energy 2.6 Utilities 2.4 Common Stocks 98.3 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Japan 35.7 United Kingdom 11.5 Australia 10.8 Sweden 5.0 Switzerland 4.3 Israel 4.1 Germany 4.1 France 3.1 Italy 2.9 Others 18.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 35.7 United Kingdom - 11.5 Australia - 10.8 Sweden - 5.0 Switzerland - 4.3 Israel - 4.1 Germany - 4.1 France - 3.1 Italy - 2.9 Others - 18.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ebara Corp 0.5 Ibiden Co Ltd 0.4 BAWAG Group AG 0.4 Weir Group PLC/The 0.4 St James's Place PLC 0.4 Lynas Rare Earths Ltd 0.4 Diploma PLC 0.3 Tower Semiconductor Ltd 0.3 PSP Swiss Property AG 0.3 Endeavour Mining PLC (United Kingdom) 0.2 3.6
Fidelity SAI Canada Equity Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Canada Equity Index Fund
Class Name	Fidelity® SAI Canada Equity Index Fund
Trading Symbol	FSCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Canada Equity Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Canada Equity Index Fund	$ 14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, financials gained 30% and contributed most. Information technology stocks also helped (+66%), benefiting from the software & services industry (+54%). Materials rose roughly 50%, energy gained 15%, and utilities advanced approximately 24%. Other contributors included the consumer discretionary (+16%), consumer staples (+11%), industrials (+2%) and communication services (+7%) sectors.
•Conversely, from a sector standpoint, real estate returned -16% and detracted most.
•Turning to individual stocks, the biggest contributor was Shopify (+122%), from the software & services industry. In banks, Toronto Dominion Bank (+54%) and Royal Bank of Canada (+25%) lifted the fund. Agnico Eagle Mines (+89%), a stock in the materials sector, contributed. Lastly, Celestica (+222%), from the technology hardware & equipment category, also boosted the fund.
•In contrast, the biggest detractor was Constellation Software (-13%), from the software & services category. From the same group, CGI (-21%) hindered the fund. Lastly, Canadian National Railway (-9%), Canadian Pacific Kansas City (-6%) and TFI International (-32%), from the transportation group, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2024 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI Canada Equity Index Fund $10,000 $10,590 MSCI Canada Index $10,000 $10,569 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Canada Equity Index Fund 27.68% 25.97% MSCI Canada Index 28.17% 26.15% A From July 11, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jul. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,883,868,096	$ 10,883,868,096	$ 10,883,868,096	$ 10,883,868,096	$ 10,883,868,096	$ 10,883,868,096	$ 10,883,868,096
Holdings Count | shares	86	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 5,972,950
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$10,883,868,096
Number of Holdings	86
Total Advisory Fee	$5,972,950
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 36.7 Energy 15.7 Materials 13.9 Information Technology 12.8 Industrials 10.1 Consumer Staples 3.7 Consumer Discretionary 3.1 Utilities 2.6 Communication Services 0.9 Real Estate 0.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 Canada 96.4 Brazil 1.7 United States 0.7 Zambia 0.6 Chile 0.4 Congo Democratic Republic Of 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 96.4 Brazil - 1.7 United States - 0.7 Zambia - 0.6 Chile - 0.4 Congo Democratic Republic Of - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shopify Inc Class A 8.0 Royal Bank of Canada 7.8 Toronto Dominion Bank 5.3 Enbridge Inc 3.8 Brookfield Corp Class A 3.6 Bank of Montreal 3.4 Bank of Nova Scotia/The 3.1 Agnico Eagle Mines Ltd/CA 3.0 Canadian Imperial Bank of Commerce 2.9 Canadian Natural Resources Ltd 2.5 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Global ex U.S. Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Class Name	Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Trading Symbol	FSGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Global ex U.S. Low Volatility Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Global ex U.S. Low Volatility Index Fund	$ 20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 17% and contributed most to the fund's performance for the fiscal year, followed by Japan (+12%).
•By sector, financials gained about 27% and contributed most, driven by the banks industry (+31%). Utilities stocks also helped (+20%). Communication services rose roughly 15%, consumer discretionary gained approximately 24%, and consumer staples advanced 8%. Other contributors included the information technology (+11%), real estate (+22%), energy (+10%) and industrials (+4%) sectors.
•In contrast, from a sector standpoint, health care returned -4% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-5%). Materials (-6%) also hurt.
•Turning to individual stocks, the biggest contributor was Agricultural Bank of China (+62%), from the banks group. From the same group, China Construction Bank (+36%) and Industrial & Commercial Bank of China (+36%) lifted the fund. In semiconductors & semiconductor equipment, Taiwan Semiconductor Manufacturing (+53%) helped. Lastly, Orange (+55%), a stock in the telecommunication services group, also helped.
•Conversely, the biggest detractor was Novo Nordisk (-57%), from the pharmaceuticals, biotechnology & life sciences category. In commercial & professional services, Wolters Kluwer returned -26% and hurt the fund's performance. Another notable detractor was Beiersdorf (-21%), a stock in the household & personal products category. BCE, within the telecommunication services group, returned -24% and also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 25, 2024 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI Global ex U.S. Low Volatility Index Fund $10,000 $10,130 Fidelity Global ex U.S. Low Volatility Focus Index NR $10,000 $10,129 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,246 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Global ex U.S. Low Volatility Index Fund 12.96% 11.21% Fidelity Global ex U.S. Low Volatility Focus Index NR 12.98% 11.22% MSCI ACWI (All Country World Index) ex USA Index 24.93% 21.48% A From July 25, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jul. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,138,362,009	$ 5,138,362,009	$ 5,138,362,009	$ 5,138,362,009	$ 5,138,362,009	$ 5,138,362,009	$ 5,138,362,009
Holdings Count | shares	218	218	218	218	218	218	218
Advisory Fees Paid, Amount	$ 7,137,857
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,138,362,009
Number of Holdings	218
Total Advisory Fee	$7,137,857
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Consumer Staples 10.8 Communication Services 10.5 Health Care 10.3 Industrials 9.8 Information Technology 8.6 Utilities 8.2 Consumer Discretionary 7.0 Energy 4.3 Real Estate 2.3 Materials 1.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Japan 20.0 China 12.2 United States 10.9 Taiwan 10.3 Canada 9.2 India 8.5 United Kingdom 5.7 Saudi Arabia 3.2 Netherlands 2.8 Others 17.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.0 China - 12.2 United States - 10.9 Taiwan - 10.3 Canada - 9.2 India - 8.5 United Kingdom - 5.7 Saudi Arabia - 3.2 Netherlands - 2.8 Others - 17.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Astrazeneca PLC 2.4 Novartis AG 2.3 Roche Holding AG 2.2 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Nestle SA 1.8 China Construction Bank Corp H Shares 1.7 Industrial & Commercial Bank of China Ltd H Shares 1.7 Saudi Arabian Oil Co 1.6 Bank of China Ltd H Shares 1.6 National Grid PLC 1.6 18.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity ZERO Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Total Market Index Fund
Class Name	Fidelity ZERO® Total Market Index Fund
Trading Symbol	FZROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity ZERO® Total Market Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 38% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped (+34%), benefiting from the medi & entertainment industry (+37%). Consumer discretionary rose 22%, financials gained approximately 14%, and industrials advanced about 18%. Other contributors included the utilities (+16%), health care (+2%), energy (+4%) and consumer staples (+1%) sectors.
•Conversely, materials returned approximately -3% and detracted most. Real estate (-1%) also hurt, hampered by the equity real estate investment trusts industry (-3%).
•Turning to individual stocks, the top contributor was NVIDIA (+53%), from the semiconductors & semiconductor equipment category. From the same industry, Broadcom (+120%) helped. Alphabet, within the media & entertainment group, gained about 65% and helped. Another notable contributor was Microsoft (+28%), a stock in the software & services category. Lastly, Apple (+20%), from the technology hardware & equipment industry, also lifted the fund.
•In contrast, the biggest detractor was UnitedHealth (-38%), from the health care equipment & services industry. In financial services, Fiserv (-66%) hurt the fund's performance. Adobe (-29%) and Accenture (-26%), from the software & services group, hurt. Lastly, Comcast (-34%), a stock in the media & entertainment industry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 2, 2018 through October 31, 2025. Initial investment of $10,000. Fidelity ZERO® Total Market Index Fund $10,000 $9,560 $10,857 $11,935 $17,186 $14,357 $15,584 $21,514 Fidelity U.S. Total Investable Market Index℠ $10,000 $9,562 $10,850 $11,926 $17,178 $14,343 $15,573 $21,487 S&P 500® Index $10,000 $9,636 $11,017 $12,087 $17,274 $14,750 $16,246 $22,422 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity ZERO® Total Market Index Fund 20.98% 16.88% 14.10% Fidelity U.S. Total Investable Market Index℠ 20.98% 16.86% 14.08% S&P 500® Index 21.45% 17.64% 14.81% A From August 2, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Aug. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 31,762,342,534	$ 31,762,342,534	$ 31,762,342,534	$ 31,762,342,534	$ 31,762,342,534	$ 31,762,342,534	$ 31,762,342,534
Holdings Count | shares	2,553	2,553	2,553	2,553	2,553	2,553	2,553
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$31,762,342,534
Number of Holdings	2,553
Total Advisory Fee	$0
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.2 Financials 13.1 Consumer Discretionary 10.5 Industrials 9.5 Communication Services 9.4 Health Care 9.3 Consumer Staples 4.4 Energy 2.9 Utilities 2.3 Real Estate 2.2 Materials 2.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.6 United Kingdom 0.1 Switzerland 0.1 Netherlands 0.1 Canada 0.1 Thailand 0.0 Puerto Rico 0.0 Bermuda 0.0 Sweden 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 United Kingdom - 0.1 Switzerland - 0.1 Netherlands - 0.1 Canada - 0.1 Thailand - 0.0 Puerto Rico - 0.0 Bermuda - 0.0 Sweden - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.2 Microsoft Corp 5.9 Amazon.com Inc 3.6 Broadcom Inc 2.7 Alphabet Inc Class A 2.6 Meta Platforms Inc Class A 2.1 Alphabet Inc Class C 2.0 Tesla Inc 1.9 Berkshire Hathaway Inc Class B 1.4 36.0
Fidelity ZERO Large Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Large Cap Index Fund
Class Name	Fidelity ZERO® Large Cap Index Fund
Trading Symbol	FNILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity ZERO® Large Cap Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Large Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 38% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped (+35%), benefiting from the media & entertainment industry (+38%). Consumer discretionary rose 25%, financials gained roughly 15%, and industrials advanced approximately 18%. Other contributors included the utilities (+14%), energy (+2%), health care (+1%) and consumer staples (+1%) sectors.
•In contrast, materials returned -4% and detracted most. Real estate (-1%) also hurt, hampered by the equity real estate investment trusts industry (-1%).
•Turning to individual stocks, the top contributor was NVIDIA (+53%), from the semiconductors & semiconductor equipment category. Within the same industry, Broadcom (+120%) lifted the fund. In media & entertainment, Alphabet gained approximately 65% and contributed. Microsoft (+28%), from the software & services industry, helped. Lastly, Apple (+20%), from the technology hardware & equipment industry, also helped.
•Conversely, the biggest detractor was UnitedHealth (-38%), from the health care equipment & services industry. Another notable detractor was Fiserv (-66%), a stock in the financial services category. Adobe (-29%) and Accenture (-26%), within the software & services group, hindered the fund. Lastly, in media & entertainment, Comcast returned -34% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 13, 2018 through October 31, 2025. Initial investment of $10,000. Fidelity ZERO® Large Cap Index Fund $10,000 $9,350 $10,705 $11,931 $17,039 $14,246 $15,751 $21,829 Fidelity U.S. Large Cap Index℠ $10,000 $9,347 $10,695 $11,927 $17,029 $14,235 $15,740 $21,806 S&P 500® Index $10,000 $9,353 $10,693 $11,732 $16,766 $14,316 $15,769 $21,763 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity ZERO® Large Cap Index Fund 22.01% 17.42% 14.71% Fidelity U.S. Large Cap Index℠ 22.01% 17.40% 14.69% S&P 500® Index 21.45% 17.64% 14.59% A From September 13, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 13, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,796,427,160	$ 15,796,427,160	$ 15,796,427,160	$ 15,796,427,160	$ 15,796,427,160	$ 15,796,427,160	$ 15,796,427,160
Holdings Count | shares	512	512	512	512	512	512	512
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$15,796,427,160
Number of Holdings	512
Total Advisory Fee	$0
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.4 Financials 12.8 Consumer Discretionary 10.4 Communication Services 10.0 Health Care 9.0 Industrials 8.1 Consumer Staples 4.5 Energy 2.8 Utilities 2.3 Materials 1.8 Real Estate 1.8 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.7 Switzerland 0.1 Netherlands 0.1 United Kingdom 0.1 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Switzerland - 0.1 Netherlands - 0.1 United Kingdom - 0.1 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.4 Apple Inc 6.8 Microsoft Corp 6.6 Amazon.com Inc 4.0 Broadcom Inc 3.0 Alphabet Inc Class A 2.8 Meta Platforms Inc Class A 2.4 Alphabet Inc Class C 2.2 Tesla Inc 2.2 Berkshire Hathaway Inc Class B 1.5 39.9
Fidelity ZERO International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® International Index Fund
Class Name	Fidelity ZERO® International Index Fund
Trading Symbol	FZILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity ZERO® International Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained approximately 30% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+23%).
•By sector, financials gained roughly 34% and contributed most. Information technology, which gained 42%, also helped, as did industrials, which advanced about 30%, lifted by the capital goods industry (+41%). The communication services sector rose 39%, while consumer discretionary gained 17% and materials advanced about 19%. Other contributors included the energy (+15%), utilities (+23%), consumer staples (+9%), real estate (+13%) and health care (+0%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment category. From the same industry, ASML Holding (+58%) lifted the fund. In technology hardware & equipment, Samsung Electronics (+78%) lifted the fund. In media & entertainment, Tencent Holdings (+57%) helped. Lastly, Alibaba (+77%), from the consumer discretionary distribution & retail category, also lifted the fund.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences group. From the same industry, CSL returned -37% and hurt the fund. Meituan, within the consumer services category, returned -44% and hurt the fund's performance. In commercial & professional services, Recruit Holdings returned -20% and hurt the fund's performance. Lastly, Keyence (-18%), a stock in the technology hardware & equipment industry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 2, 2018 through October 31, 2025. Initial investment of $10,000. Fidelity ZERO® International Index Fund $10,000 $9,130 $10,206 $9,967 $12,996 $9,774 $11,047 $13,676 Fidelity Global ex U.S. Index℠ $10,000 $9,179 $10,289 $10,034 $13,137 $9,888 $11,128 $13,880 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,172 $10,224 $9,972 $12,949 $9,763 $10,961 $13,651 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity ZERO® International Index Fund 26.07% 11.58% 7.80% Fidelity Global ex U.S. Index℠ 25.93% 11.74% 8.01% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.67% A From August 2, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Aug. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,442,117,678	$ 7,442,117,678	$ 7,442,117,678	$ 7,442,117,678	$ 7,442,117,678	$ 7,442,117,678	$ 7,442,117,678
Holdings Count | shares	2,181	2,181	2,181	2,181	2,181	2,181	2,181
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,442,117,678
Number of Holdings	2,181
Total Advisory Fee	$0
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.6 Industrials 15.3 Information Technology 14.8 Consumer Discretionary 10.4 Health Care 6.9 Materials 6.0 Communication Services 5.6 Consumer Staples 5.5 Energy 4.0 Utilities 2.8 Real Estate 1.8 Common Stocks 97.4 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 Japan 16.3 United States 8.2 China 7.7 Canada 7.6 United Kingdom 7.0 Taiwan 6.6 Germany 5.3 France 5.0 Australia 4.5 Others 31.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.3 United States - 8.2 China - 7.7 Canada - 7.6 United Kingdom - 7.0 Taiwan - 6.6 Germany - 5.3 France - 5.0 Australia - 4.5 Others - 31.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.5 Tencent Holdings Ltd 1.5 ASML Holding NV 1.3 Alibaba Group Holding Ltd 1.3 Samsung Electronics Co Ltd 1.2 SAP SE 0.8 Astrazeneca PLC 0.8 HSBC Holdings PLC 0.8 Toyota Motor Corp 0.8 Nestle SA 0.7 12.7
Fidelity ZERO Extended Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Extended Market Index Fund
Class Name	Fidelity ZERO® Extended Market Index Fund
Trading Symbol	FZIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity ZERO® Extended Market Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Extended Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained about 21% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+35%). Information technology stocks also helped (+28%). Financials rose approximately 8%, health care gained 10%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+18%), and communication services advanced 19%. Other contributors included the utilities (+29%), energy (+19%), consumer discretionary (+1%) and materials (+3%) sectors.
•Conversely, consumer staples returned approximately -5% and detracted most. This group was hampered by the food, beverage & tobacco industry (-15%). Real estate (-2%) also hurt, hampered by the equity real estate investment trusts industry (-5%).
•Turning to individual stocks, the biggest contributor was Bloom Energy (+1277%), from the capital goods group. Within the same group, Comfort Systems USA gained 148% and boosted the fund. Sandisk, within the technology hardware & equipment category, gained approximately 537% and lifted the fund. Credo Technology (+398%), a stock in the semiconductors & semiconductor equipment industry, lifted the fund. Lastly, SoFi Technologies, within the financial services group, gained roughly 166% and also contributed.
•In contrast, the biggest detractor was Sarepta Therapeutics (-81%), from the pharmaceuticals, biotechnology & life sciences group. From the same group, Vaxcyte returned approximately -57% and hindered the fund. FMC, within the materials sector, returned roughly -75% and detracted. In transportation, Saia (-40%) hurt the fund's performance. Lastly, in software & services, Manhattan Associates returned -31% and also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 13, 2018 through October 31, 2025. Initial investment of $10,000. Fidelity ZERO® Extended Market Index Fund $10,000 $8,990 $9,707 $9,701 $14,739 $12,234 $11,717 $15,661 Fidelity U.S. Extended Investable Market Index℠ $10,000 $8,986 $9,699 $9,695 $14,724 $12,209 $11,667 $15,585 S&P 500® Index $10,000 $9,353 $10,693 $11,732 $16,766 $14,316 $15,769 $21,763 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity ZERO® Extended Market Index Fund 12.75% 12.73% 8.29% Fidelity U.S. Extended Investable Market Index℠ 12.63% 12.61% 8.20% S&P 500® Index 21.45% 17.64% 14.59% A From September 13, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 13, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,001,103,440	$ 2,001,103,440	$ 2,001,103,440	$ 2,001,103,440	$ 2,001,103,440	$ 2,001,103,440	$ 2,001,103,440
Holdings Count | shares	2,044	2,044	2,044	2,044	2,044	2,044	2,044
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,001,103,440
Number of Holdings	2,044
Total Advisory Fee	$0
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 16.4 Information Technology 14.7 Health Care 12.4 Consumer Discretionary 11.2 Real Estate 6.1 Materials 4.3 Communication Services 3.8 Energy 3.5 Consumer Staples 3.4 Utilities 2.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 97.7 United Kingdom 0.8 Canada 0.3 Thailand 0.2 Puerto Rico 0.2 Bermuda 0.2 Sweden 0.2 Switzerland 0.1 Netherlands 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.7 United Kingdom - 0.8 Canada - 0.3 Thailand - 0.2 Puerto Rico - 0.2 Bermuda - 0.2 Sweden - 0.2 Switzerland - 0.1 Netherlands - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) SoFi Technologies Inc Class A 0.6 Comfort Systems USA Inc 0.5 Pure Storage Inc Class A 0.5 EMCOR Group Inc 0.5 Anglogold Ashanti Plc 0.5 Bloom Energy Corp Class A 0.5 Credo Technology Group Holding Ltd 0.5 Ciena Corp 0.5 Rocket Lab Corp 0.5 Sandisk Corp/DE 0.4 5.0